Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of December 31, 2020, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2018, 2019 and 2020	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy	July 2014 (sold in 2020)
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution	March 2015 (sold in 2020)
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence	May 2016 (sold in 2020)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet	July 2015 (sold in 2020)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution	January 2016 (sold in 2020)
7	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance	February 2017 (sold in 2020)
8	Astarte International Inc.	April 2017	Marshall Islands	M/T Eco Palm Desert	September 2018 (sold in 2020)
9	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California	January 2019 (sold in 2020)
10	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
11	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold in 2020)
12	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold in 2020)
13	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020
14	Santa Monica Marine Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020

	Wholly owned SPCs with vessels under construction during year ended December 31, 2020	Date of Incorporation	Country of Incorporation	Vessel	Scheduled delivery date
15	Trajan Investments Inc.	July, 2019	Marshall Islands	Eco Van Nuys (Hull No 2789)	February 21
16	Hadrian Investments Inc.	July, 2019	Marshall Islands	Eco Santa Monica (Hull No 2790)	February 21
17	Julius Caesar Investments Inc.	July, 2019	Marshall Islands	Eco Venice Beach (Hull No 2791)	March 21
18	Roman Empire Inc.	February, 2020	Marshall Islands	Eco West Coast (Hull No 865)	March 21
19	Athenean Empire Inc.	February, 2020	Marshall Islands	Eco Malibu (Hull No 866)	May 21

As of December 31, 2018, 2019 and 2020, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	City of Athens Pte. Ltd.	November 2016	Singapore	M/T Eco Holmby Hills	March 2018 (sold in 2020)
2	Eco Nine Pte. Ltd.	March 2015	Singapore	M/T Eco Palm Springs	May 2018 (sold in 2020)
3	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
4	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

On January 31, 2018 the Company acquired:

a.

100% of the issued and outstanding shares of PCH Dreaming Inc., a Marshall Islands company that had entered into a new building contract for a high specification 50,000 dwt Medium Range (“MR”) product/chemical tanker (M/T Eco Marina Del Ray or Hull No 8242) under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea which was delivered in March 2019. The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer, Director and President, Mr. Evangelos J. Pistiolis, for an aggregate purchase price of $3,950. The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the seller for a firm duration of one year at a gross daily rate of $16,000, with a charterer’s option to extend for two additional years at $17,000 and $18,000, respectively. In June 2018 the Company cancelled without penalty the abovementioned time charter and entered into a new 5 year time charter with Cargill International SA (“Cargill”) at a gross daily rate of $15,100.

b.

100% of the issued and outstanding shares of South California Inc., a Marshall Islands company that had entered into a new building contract for a high specification, scrubber-equipped, 157,000 dwt Suezmax Crude Oil Carrier (M/T Eco Bel Air or Hull No 874) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea which was for delivery during April 2019. The Company acquired the shares from an entity affiliated with Mr. Evangelos J. Pistiolis for an aggregate purchase price of $8,950. The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one year at a gross daily rate of $25,000, with a charterer’s option to extend for two additional years at $26,000 and $27,000, respectively. In June 2018 the Company cancelled without penalty the abovementioned time charter and entered into a new 3 year time charter with BP Shipping Limited at a gross daily rate of $24,500, with a charterer’s option to extend for two additional years at $28,000 and $29,500, respectively.

c.

100% of the issued outstanding shares of Malibu Warrior Inc., a Marshall Islands company that had entered into a new building contract for a high specification, scrubber-equipped, 157,000 dwt Suezmax Crude Oil Carrier (M/T Beverly Hills or Hull No 875) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea which was for delivery during May 2019. The Company acquired the shares from an entity affiliated with Mr. Evangelos J. Pistiolis for an aggregate purchase price of $8,950. The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one year at a gross daily rate of $25,000, with a charterer’s option to extend for two additional years at $26,000 and $27,000, respectively. In June 2018 the Company cancelled without penalty the abovementioned time charter and entered into a new 3 year time charter with BP Shipping Limited at a gross daily rate of $24,500, with a charterer’s option to extend for two additional years at $28,000 and $29,500, respectively.

d.

10% of the issued and outstanding shares of Eco Seven Inc., the owner of M/T Stenaweco Elegance. The Company acquired the shares from an entity affiliated with Mr. Evangelos J. Pistiolis for an aggregate purchase price of $1,600. As a result of that transaction the Company became the owner of 100% of the issued and outstanding shares of Eco Seven Inc.

On December 18, 2019 the Company acquired 100% of the issued and outstanding shares of Santa Catalina Inc. and Santa Monica Inc. two Marshall Islands companies that had entered into new building contracts for two high specification 50,000 dwt Medium Range (“MR”) product/chemical tankers (M/T Eco Los Angeles and M/T Eco City of Angels) under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea which were delivered in February 2020. The Company acquired the shares from an entity affiliated with Mr. Evangelos J. Pistiolis, for an aggregate purchase price of $14,350, of which $7,515 was paid upon purchase of the vessel owning companies and the remaining $6,835 was paid upon delivery of the vessels from the shipyard. The transaction specified that following each vessel’s delivery, each vessel was going to enter into a time charter with Trafigura Maritime Logistics Pte Ltd (“Trafigura”) for a firm duration of three years at a gross daily rate of $17,500, with a charterer’s option to extend for two additional years at $18,750 and $20,000, respectively. Both acquired companies had already advanced $7,515 of shipyard installments and $134 of capitalized expenses for the construction of said newbuilding vessels.

On May 6, 2020, the Company acquired for $18,000 from a company affiliated with Mr. Evangelos J. Pistiolis a 100% ownership interest in three Marshall Island companies that each had a newbuilding contract for the construction of one scrubber-fitted 50,000 dwt eco MR product/chemical tanker, all currently under construction in Hyundai Mipo shipyard in South Korea, with attached time charters. The vessels, M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) are scheduled to be delivered in the first quarter of 2021. Each of the three product tankers have time charters with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis, for a firm term of five years at a gross daily rate of $16,200, with a charterer’s option to extend for two additional years at $17,200 and $18,200, respectively (Note 5). Of the consideration payable, $16,850 was paid in the year ended December 31, 2020 and the remaining $1,150 is due on the vessels’ delivery date and is included in Due to related parties in the accompanying consolidated balance sheets.

On May 28, 2020, the Company acquired for $22,000 from a company affiliated with Mr. Evangelos J. Pistiolis, or the Suezmax Seller, a 50% ownership interest in two Marshall Island companies (the “SPVs”) that each had a newbuilding contract for the construction of one scrubber-fitted 157,000 dwt eco Suezmax tanker, M/T Eco West Coast (Hull No 865) and M/T Eco Malibu (Hull No 866) under construction in Hyundai Heavy Industries shipyard in South Korea, with attached time charters. The M/T Eco West Coast was delivered on March 26, 2021 and commenced its time charter upon delivery. The M/T Eco Malibu is scheduled to be delivered in May 2021. The Company had the option to acquire the other 50% ownership interest in both vessels from the Seller at the same price until July 15, 2020. On June 18, 2020, the Company exercised both purchase options for a consideration of $22,000. Upon their delivery, both vessels will enter into time charters with Clearlake Shipping Pte Ltd., for a firm term of three years at a gross daily rate of $33,950, with a charterer’s option to extend for two additional years at $34,750 and $36,750, respectively. The full amount of the consideration was paid in the year ended December 31, 2020.

Each of the abovementioned acquisitions was approved by a special committee of the Company's board of directors (the “Special Committee”), of which all of the directors were independent and for each acquisition the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders' equity for the twelve months ended December 31, 2018, 2019 and 2020 respectively. An analysis of the consideration paid is presented in the table below:

As of December 31,	2018	2019	2020
Consideration in cash	23,450	14,350	62,000
Less: Carrying value of net assets of companies acquired	1,190	7,649	-
Excess of consideration over acquired assets	22,260	6,701	62,000

On March 11, 2020, the World Health Organization declared the recent novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the pandemic, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the pandemic, such as quarantines and travel restrictions. Such measures have caused and will likely continue to cause severe trade disruptions. During the year ended December 31, 2020 we encountered certain prolonged delays embarking and disembarking crew onto our ships as a result of restrictions at ports placed by various countries due to COVID-19 resulting to an increase in off-hire days or approximately $487 reduction in revenue and a slight increase in operating expenses relating to crew.

The extent to which COVID-19 will impact the Company's future results of operations and financial condition, including possible vessel impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the additional actions to contain or treat its impact, among others the distribution of the vaccine.

On August 10, 2020 the Company effected a 1-for-25 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares and the Class B Warrants, or the number of votes of the Company’s Series D Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-25 reverse stock split.